Federated Municipal Obligations Fund
A Portfolio of Money Market Obligations Trust
CAPITAL SHARES (TICKER MFCXX)
INSTITUTIONAL SHARES (TICKER MOFXX)
SERVICE SHARES (TICKER MOSXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Effective June 2, 2015, the Fund will offer Cash II Shares, Cash Series Shares, Investment Shares and Trust Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Cash II Shares, Cash Series Shares, Investment Shares and Trust Shares.
June 2, 2015
Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452652 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.